Summary of Significant Accounting Policies, Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 USD ($) Customer
Concentration of Risk [Abstract]
Revenues | $	$ 3,127,929	$ 731,874
Accounts Receivable [Member]
Concentration of Risk [Abstract]
Number of major customers	4	1
Revenue [Member]
Concentration of Risk [Abstract]
Number of major customers	3	3
Revenue [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration of Risk [Abstract]
Percentage of credit risk	44.00%	83.00%